Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases
6.	Leases

The Group’s operating leases mainly related to offices facilities. As of December 31, 2024 and December 31, 2025, the Group recognized the following items related to operating leases on its consolidated balance sheet:

	December 31, 2024	December 31, 2025
	RMB	RMB
Operating lease right-of use assets	19,335	8,566

Current operating lease liabilities	(13,447)	(7,077)
Non-current operating lease liabilities	(5,714)	(846)
Total operating lease liabilities	(19,161)	(7,923)

	For the Year Ended December 31,
	2023	2024	2025
Weighted average remaining lease term	2.5 years	1.4 years	0.8 years
Weighted average discount rate	3.96%	3.91%	3.66%

The Group’s lease payments for office facilities include fixed rental payments and do not consist of any variable lease payments that depend on an index or a rate. As of December 31, 2025, there was no leases that have not yet commenced.

6.	Leases (Continued)

The components of lease cost for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expenses	14,125	12,837	13,849
Short term lease expenses	68	46	1,484
Total lease expenses	14,193	12,883	15,333

Supplemental cash flow information related to leases for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for operating leases included in the measurement of lease liabilities	13,537	13,383	14,066
Right-of-use assets obtained in exchange for lease liabilities	44,792	1,894	2,985

Maturities of lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2025:

December 31, 2025
RMB
Year ended December 31
2026	7,227
2027	853
Total remaining undiscounted lease payments	8,080
Less: Interest	(157)
Total present value of lease liabilities	7,923
Less: Current operating lease liabilities	(7,077)
Non-current operating lease liabilities	846